Income From Operations By Segment (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended										12 Months Ended
	Mar. 31, 2013		Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Information [Line Items]
Revenue	$ 280,123		$ 273,426	$ 267,927	$ 271,463	$ 258,122	$ 248,885	$ 243,877	$ 248,017	$ 232,922	$ 1,070,938	$ 973,701	$ 878,159
Amortization of intangibles	6,748					6,549					26,933	27,427	27,631
Income from operations	15,437	[1]	27,944	25,355	16,061	26,104	22,782	18,293	25,535	20,226	95,464	86,836	68,663
Full Service Center Based Care
Segment Reporting Information [Line Items]
Revenue	242,250					224,040					922,214	844,595	769,235
Amortization of intangibles	6,491					6,292					25,906	25,178	25,324
Income from operations	8,872	[1]				17,176					60,154	58,950	46,770
Backup Dependent Care
Segment Reporting Information [Line Items]
Revenue	33,161					30,112					130,082	114,502	99,086
Amortization of intangibles	181					181					725	1,947	2,057
Income from operations	7,467	[1]				8,807					33,863	28,669	21,141
Other Educational Advisory Services
Segment Reporting Information [Line Items]
Revenue	4,712					3,970					18,642	14,604	9,838
Amortization of intangibles	76					76					302	302	250
Income from operations	$ (902)	[1]				$ 121					$ 1,447	$ (783)	$ 752

[1]	(1) For the quarter ended March 31, 2013, income from operations includes expenses incurred in connection with the Offering, including a $7.5 million fee for the termination of the management agreement with Bain Capital Partners LLC, and $5.0 million for certain stock options that vested upon completion of the Offering, allocated on a proportionate basis to each segment ($9.8 million to full service center-based care, $1.9 million to back-up dependent care, and $0.8 million to other educational advisory services).